Leases - Schedule of Future Finance Lease Payments (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Future Finance Lease Payments [Abstract]
2026	$ 50,172	$ 39,446	$ 50,172	$ 36,724
2027	34,454	27,088	44,846	32,825
2028	23,643	18,589	29,388	21,511
2029 and thereafter	1,300	1,023
Total future lease payment	109,569	86,146	134,655	98,562
Less: Imputed interest	(6,284)	(4,940)	(9,147)	(6,696)
Present value of finance lease liabilities	103,285	81,206	125,508	91,866	$ 135,951
Less: Current portion	(46,219)	(36,339)	(45,032)	(32,961)	(62,778)
Long-term potion of finance lease liabilities	$ 57,066	$ 44,867	$ 80,476	$ 58,905	$ 73,173